Interests in Other Entities (Details)	12 Months Ended
Jun. 30, 2025
Radiopharm [Member]
Interests in Other Entities [Line Items]
Owned subsidiary	75.00%
MD Anderson [Member]
Interests in Other Entities [Line Items]
Owned subsidiary	25.00%